Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical assets and information.

We design and assess our program based on the ISO 27001 and National Institute of Standards and Technology (NIST) frameworks. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use ISO 27001 and NIST frameworks as a guide to help us identify, assess, mitigate and manage cybersecurity risks relevant to our business, impacted by industry trends and threats, regulatory updates, technological changes and strategic business direction.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Key aspects of our cybersecurity risk management program include:

●	Conducting periodic risk assessments aimed at identifying significant cybersecurity risks to our critical assets, information, products, services, and the broader corporate environment;

●	Overseeing the following: (i) our cybersecurity risk assessment processes and procedures, (ii) the implementation and management of our security controls, and (iii) our prevention, detection and response strategies to cybersecurity incidents;

●	Engaging leading external service providers, when suitable, to evaluate, test, or support various aspects of our security posture and controls;

●	Implementing cybersecurity awareness training programs for our employees (based on their role), incident response teams, and senior management;

●	Developing a cybersecurity incident response plan outlining procedures for addressing cybersecurity incidents;

●	Implementing a third-party cyber risk management process for assessing and managing risks associated with relevant vendors and suppliers; and

●	Generating proactive alerts based on data analysis from platform usage.

All guidelines are documented in our Risk Management Policy, which includes transparent procedures and escalation paths. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Part 6 - Risk Factors – Risks Related to Privacy, Data, and Cybersecurity”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical assets and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

All guidelines are documented in our Risk Management Policy, which includes transparent procedures and escalation paths. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Part 6 - Risk Factors – Risks Related to Privacy, Data, and Cybersecurity”.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to its audit committee oversight of cybersecurity and other information technology risks. Our audit committee oversees management’s implementation of our cybersecurity risk management program.

Our audit committee periodically receives reports from management on our cybersecurity risks. In addition, management updates our audit committee, as necessary, regarding cybersecurity project planning, headcount, and security risk-map status and significant cybersecurity incidents.

Our audit committee periodically receives reports from management on our cybersecurity risks. In addition, management updates our audit committee, as necessary, regarding cybersecurity project planning, headcount, and security risk-map status and cybersecurity incidents it considers to be significant.

Our management team, led by our SVP Data & Information, is primarily responsible for assessing and managing our materials risks from cybersecurity threats. Our SVP Data & Information has 29 years of relevant experience and is informed of and monitors the prevention, detection, mitigation, and remediation of cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us, and alerts and reports produced by security tools deployed in the information technology environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to its audit committee oversight of cybersecurity and other information technology risks. Our audit committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our audit committee periodically receives reports from management on our cybersecurity risks. In addition, management updates our audit committee, as necessary, regarding cybersecurity project planning, headcount, and security risk-map status and significant cybersecurity incidents.

Cybersecurity Risk Role of Management [Text Block]

Our audit committee periodically receives reports from management on our cybersecurity risks. In addition, management updates our audit committee, as necessary, regarding cybersecurity project planning, headcount, and security risk-map status and cybersecurity incidents it considers to be significant.

Our management team, led by our SVP Data & Information, is primarily responsible for assessing and managing our materials risks from cybersecurity threats. Our SVP Data & Information has 29 years of relevant experience and is informed of and monitors the prevention, detection, mitigation, and remediation of cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us, and alerts and reports produced by security tools deployed in the information technology environment.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team, led by our SVP Data & Information, is primarily responsible for assessing and managing our materials risks from cybersecurity threats. Our SVP Data & Information has 29 years of relevant experience
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our audit committee periodically receives reports from management on our cybersecurity risks. In addition, management updates our audit committee, as necessary, regarding cybersecurity project planning, headcount, and security risk-map status and cybersecurity incidents it considers to be significant.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true